WesMark Growth Fund
WESMARK GROWTH FUND
Investment Objective
The WesMark Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Growth Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Growth Fund	117	365	633	1,396

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective primarily by selecting stocks of growth oriented companies. WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity or which are growing their annual earnings or sales. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (ETFs) and other investment companies. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADR) and other domestically traded securities of foreign companies.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 28 of this prospectus.
Principal Risks of Investing in the Fund
The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks: The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund portfolio. Consequently, the Fund’s share price may decline.

Risks Related to Investing for Growth: Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size: The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks: The possibility that a Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

Sector Risks: Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing: Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks: ETFs may be subject to the following risks that do not apply to conventional mutual funds:
  the market price of an ETF’s shares may trade above or below their net asset value;
  an active trading market for an ETF’s shares may not develop or be maintained; or
  trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers: Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 28 of this prospectus.
Fund Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 16.43% (quarter ended June 30, 2009). Its lowest quarterly return was -20.98% (quarter ended December 31, 2008).
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2013:
Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Growth Fund	34.92%	16.49%	6.05%
WesMark Growth Fund Return After Taxes on Distributions	34.02%	16.18%	5.62%
WesMark Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	20.44%	13.39%	4.89%
WesMark Growth Fund S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	32.39%	17.94%	7.41%
WesMark Growth Fund Lipper Large Cap Core Funds Average (LLCCFA)	31.34%	16.90%	6.98%

The information provided for LLCCFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.